Stock-Based Compensation (Details)		1 Months Ended	12 Months Ended
	Dec. 28, 2012 $ / shares	Jan. 31, 2013 employee $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Stock-Based Compensation
Stock Awards Outstanding (in shares)			6,807,169
DISH Network Awards
Stock-Based Compensation
Percentage of stock awards vesting per year (as a percent)			20.00%
Class A common stock | DISH Network Awards
Stock-Based Compensation
Shares of common stock available for future grant under stock incentive plans			69,000,000
Dividend in cash per share (in dollars per share) | $ / shares	$ 1.00
Class B common stock | DISH Network Awards
Stock-Based Compensation
Dividend in cash per share (in dollars per share) | $ / shares	$ 1.00
Stock Options | Maximum
Stock-Based Compensation
Expiration term			10 years
Stock Options | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)			6,807,169	10,214,344	11,938,090	13,018,490
Stock Options | EchoStar awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)			44,548
Stock Options | Class A common stock | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)			6,800,000
Stock Options | Long-Term Performance Based Plans | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)			3,904,500	5,926,500	6,468,500
Stock Options | Stock option adjustment 2012 | DISH Network Awards
Stock-Based Compensation
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)		12,900,000
Number of employees affected by stock option adjustment | employee		400
Reduction in exercise price due to dividend declaration (in dollars per share) | $ / shares		$ 0.77
Restricted Stock Units | DISH Network Awards
Stock-Based Compensation
Restricted stock units outstanding (in shares)			1,382,250	1,731,332	1,863,165	1,076,748
Restricted Stock Units | Held by DISH DBS employees | DISH Network Awards
Stock-Based Compensation
Restricted stock units outstanding (in shares)			1,382,250